SHARE- BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized in Financial Statements
	Six months ended June 30,
	2025	2024
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$204	$188
Share-based compensation - Attributable to non-controlling interests (*)	332	811

	$536	$999

Schedule of Number of Share Options
	2025		2024
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	594,088	18.72	397,452	28.8
Granted	213,500	1.7	13,300	7.0
Exercised	-	-	-	-
Forfeited/Expired	(71,986)	45.9	(2,938)	121.1

Outstanding on June 30,	735,602	12.3	407,814	26.5

Exercisable at June 30,	323,683	24.7	314,648	30.7

Schedule of Number of Restricted Stock Units (RSU)
	2025		2024
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1,	19,806	11.87	41,420	12.4
Granted	-	-	1,300	9.7
Vested	(4,991)	15.7	(7,127)	14.8
Forfeited/Expired	(2,135)	12.0	(112)	7.5

Outstanding on June 30,	12,680	10.4	35,481	11.8

Schedule of Compensation Cost of Equity-Based Awards
	Six months ended June 30,
	2025 (*)	2024 (*)
	Unaudited

Cost of revenues	$22	$15
Research and development, net	155	213
Sales and marketing	71	129
General and administrative	224	260

	$472	$617

Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Assumptions Used to Value Options
	2025	2024

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	55	54
Risk-free interest rate (%)	4.46	4.21-4.24
Suboptimal factor	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-20	5-20

Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Assumptions Used to Value Options
	2025	2024

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	76	79-83
Risk-free interest rate (%)	4.29	3.84-4.79
Suboptimal factor	2.0	1.8-2.0
Post-vesting forfeiture rate (%)	8-10	5-10

Schedule of Number of Restricted Stock Units (RSU)
	2025		2024
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	1,718,194	2.06	2,531,134	1.63
Granted	16,500	1.00	138,500	1.46
Exercised	-	-	(5,000)	0.19
Forfeited/Expired	(63,103)	2.65	(748,576)	0.21

Outstanding on June 30,	1,671,591	1.57	1,916,058	2.17

Exercisable at June 30,	1,168,344	1.88	1,037,638	2.01